ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

July 9, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 AI Powered International Equity ETF (S000062057)
Dear Sir or Madam:
On behalf of the Trust and its series, AI Powered International Equity ETF (the “Fund”), attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment sub-advisory agreement among EquBot Inc., Toroso Investments, LLC, and the Trust, on behalf of the Fund.
If you have any questions or require further information, please contact Michael D. Barolsky at michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary